Financial risk management - Offsetting financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Forward freight agreements and related bunker swaps
Derivative financial assets
Gross amounts of recognised financial instruments	$ 4,565	$ 17,223
Gross amounts of recognised financial instruments offset in the balance sheet	(572)	(15,035)
Net amounts of financial instruments included in the balance sheet	3,993	2,188
Net amount	3,993	2,188
Derivative financial liabilities
Gross amounts of recognised financial instruments	(572)	(61,426)
Gross amounts of recognised financial instruments offset in the balance sheet	572	15,035
Net amounts of financial instruments included in the balance sheet		(46,391)
Net amount		(46,391)
Commodity contracts
Derivative financial assets
Gross amounts of recognised financial instruments	98,176	126,303
Gross amounts of recognised financial instruments offset in the balance sheet	(27,611)	(91,482)
Net amounts of financial instruments included in the balance sheet	70,565	34,821
Net amount	70,565	34,821
Derivative financial liabilities
Gross amounts of recognised financial instruments	(53,446)	(135,716)
Gross amounts of recognised financial instruments offset in the balance sheet	27,611	91,482
Net amounts of financial instruments included in the balance sheet	(25,835)	(44,234)
Net amount	$ (25,835)	$ (44,234)